Other financial assets, current (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Other financial assets
Total		₨ 79,887	$ 3,358	₨ 232,287
Interest reinvested on current term deposits	₨ 22,242	98,472
Movement in the government grant
Balance at the beginning of the year	32,120	0
Recorded in statement of profit or loss	233,180	69,588
Received during the year	(108,465)	(37,468)
Balance at the end of the year	₨ 156,835	32,120
Interest accrued on term deposits
Other financial assets
Total		6,883		2,404
Interest accrued on advances to related parties
Other financial assets
Total		70		1,642
Security deposits
Other financial assets
Total		40,814		71,406
Security deposits | Minimum
Other financial assets
Tenure for security deposits	1 year
Security deposits | Maximum
Other financial assets
Tenure for security deposits	9 years
Others (includes Government Grant)
Other financial assets
Total		₨ 32,120		₨ 156,835